Summary of Significant Accounting Policies - Restricted cash (Details) - CNY (¥) ¥ in Thousands	Jan. 01, 2023	Dec. 31, 2022	Dec. 31, 2021
Frozen for a lawsuit
Restricted cash
Restricted Cash		¥ 38,811	¥ 24,131
Brokerage Firms
Restricted cash
Restricted Cash	¥ 4,583